Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and contingencies
Schedule of future minimum lease payments under non-cancelable operating lease agreements

	Office and fulfillment centers rental	Bandwidth leasing	Total
	RMB	RMB	RMB

2018	2,845,163	438,499	3,283,662
2019	1,977,245	144,877	2,122,122
2020	1,313,517	46,468	1,359,985
2021	737,960	4,085	742,045
2022	411,823	3,357	415,180
2023 and Thereafter	689,488	5,196	694,684

	7,975,196	642,482	8,617,678